Business Segments and Enterprise-Wide Information (Notes)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Business Segments and Enterprise-Wide Information [Text Block]
BUSINESS SEGMENTS AND ENTERPRISE-WIDE INFORMATION
Management, including our chief operating decision maker, who is our CEO, evaluates the performances of our business segments primarily on segment revenue and segment operating income before depreciation, amortization and other, and share-based compensation granted to executives, non-employee directors and employees (“segment operating income”). Segment operating income contains internally allocated costs of our shared service support functions, including corporate executive management, business development, sales, finance, legal, human resources, information technology, and risk management. We also review depreciation and amortization allocated to each segment. Shared-based payments expense related to share-based compensation granted to executives, non-employee directors and employees is not allocated to our segments and is included in the corporate unallocated column in the analysis and reconciliation below; however, share-based payments expense related to our content arrangements with certain movie studios has been allocated to our Redbox segment and is included within direct operating expenses. Our performance evaluation does not include segment assets.
During the second quarter of 2012, we completed the NCR Asset Acquisition. The assets acquired and liabilities assumed, as well as the results of operations, are included in our Redbox segment. See Note 4: Business Combination for additional information about the acquisition.
Our analysis and reconciliation of our segment information to the consolidated financial statements that follows covers our results of operations, which consists of our Redbox, Coinstar and New Ventures segments. Unallocated general and administrative expenses relate to share-based compensation.

Dollars in thousands			New	Corporate
Three Months Ended June 30, 2013	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$478,518	$74,526	$1,186	$—	$554,230
Expenses:
Direct operating	323,266	39,801	3,668	366	367,101
Marketing	5,975	952	525	87	7,539
Research and development	—	1,911	1,877	101	3,889
General and administrative	42,084	6,439	4,765	2,458	55,746
Segment operating income (loss)	107,193	25,423	(9,649)	(3,012)	119,955
Less: depreciation, amortization and other	(40,364)	(8,770)	(490)	—	(49,624)
Operating income (loss)	66,829	16,653	(10,139)	(3,012)	70,331
Loss from equity method investments, net	—	—	—	(9,629)	(9,629)
Interest expense, net	—	—	—	(12,018)	(12,018)
Other, net	—	—	—	(980)	(980)
Income (loss) before income taxes	$66,829	$16,653	$(10,139)	$(25,639)	$47,704

Dollars in thousands			New	Corporate
Three Months Ended June 30, 2012	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$457,968	$73,855	$397	$—	$532,220
Expenses:
Direct operating	316,515	39,307	849	128	356,799
Marketing	3,915	1,109	570	16	5,610
Research and development	249	1,008	2,266	91	3,614
General and administrative	40,569	6,704	2,864	2,651	52,788
Segment operating income (loss)	96,720	25,727	(6,152)	(2,886)	113,409
Less: depreciation, amortization and other	(35,335)	(8,279)	(15)	—	(43,629)
Operating income (loss)	61,385	17,448	(6,167)	(2,886)	69,780
Loss from equity method investments, net	—	—	—	(5,044)	(5,044)
Interest expense, net	—	—	—	(3,027)	(3,027)
Other, net	—	—	—	(59)	(59)
Income (loss) before income taxes	$61,385	$17,448	$(6,167)	$(11,016)	$61,650

Dollars in thousands			New	Corporate
Six Months Ended June 30, 2013	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$986,438	$139,909	$2,569	$—	$1,128,916
Expenses:
Direct operating	689,947	77,457	6,789	707	774,900
Marketing	12,174	2,005	1,163	154	15,496
Research and development	4	3,679	4,422	181	8,286
General and administrative	84,946	12,728	8,126	5,162	110,962
Segment operating income (loss)	199,367	44,040	(17,931)	(6,204)	219,272
Less: depreciation, amortization and other	(80,741)	(16,954)	(3,384)	—	(101,079)
Operating income (loss)	118,626	27,086	(21,315)	(6,204)	118,193
Loss from equity method investments, net	—	—	—	(16,654)	(16,654)
Interest expense, net	—	—	—	(17,551)	(17,551)
Other, net	—	—	—	(921)	(921)
Income (loss) before income taxes	$118,626	$27,086	$(21,315)	$(41,330)	$83,067

Dollars in thousands			New	Corporate
Six Months Ended June 30, 2012	Redbox	Coinstar	Ventures	Unallocated	Total
Revenue	$960,910	$138,681	$808	$—	$1,100,399
Expenses:
Direct operating	668,783	76,233	1,947	246	747,209
Marketing	8,826	2,829	875	37	12,567
Research and development	730	2,188	4,434	192	7,544
General and administrative	77,033	12,385	5,321	5,860	100,599
Segment operating income (loss)	205,538	45,046	(11,769)	(6,335)	232,480
Less: depreciation, amortization and other	(67,778)	(16,620)	(22)	—	(84,420)
Operating income (loss)	137,760	28,426	(11,791)	(6,335)	148,060
Income (loss) from equity method investments, net	—	—	—	10,115	10,115
Interest expense, net	—	—	—	(7,141)	(7,141)
Other, net	—	—	—	(16)	(16)
Income (loss) before income taxes	$137,760	$28,426	$(11,791)	$(3,377)	$151,018

Significant Retailer Relationships
Our Redbox and Coinstar kiosks are primarily located within retailers. The following retailers accounted for 10.0% or more of our consolidated revenue:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Wal-Mart Stores Inc.	15.2%	16.2%	15.4%	16.4%
Walgreen Co.	14.8%	16.5%	15.0%	16.8%
The Kroger Company	10.2%	11.1%	10.2%	11.0%